QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,989,201	$20,647,909
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,985,819	110,834,747
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,392,320	36,769,960
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		932,591	11,657,390
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		635,172	7,749,095
ClearBridge Global Infrastructure Income Fund, Class IS Shares		583,769	7,857,530
ClearBridge Small Cap Fund, Class IS Shares		633,850	50,283,327
Martin Currie Emerging Markets Fund, Class IS Shares		3,812,366	66,373,287
QS Global Market Neutral Fund, Class IS Shares		3,044,286	28,281,418	*
QS International Equity Fund, Class IS Shares		4,121,540	75,094,463
QS Strategic Real Return Fund, Class IS Shares		4,118,483	51,522,223
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,628,882	26,404,184
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		103,328	23,261,113
ClearBridge Appreciation Fund, Class IS Shares		1,613,363	51,304,946
ClearBridge International Value Fund, Class IS Shares		3,034,748	34,201,610
ClearBridge Large Cap Growth Fund, Class IS Shares		772,673	56,312,428
ClearBridge Mid Cap Fund, Class IS Shares		780,638	38,649,407
ClearBridge Small Cap Growth Fund, Class IS Shares		109,552	6,248,851
QS Global Dividend Fund, Class IS Shares		5,289,784	74,691,745
QS U.S. Large Cap Equity Fund, Class IS Shares		1,460,182	33,657,186
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		524,947	6,325,616
Western Asset High Yield Fund, Class IS Shares		885,920	7,335,415
Western Asset Macro Opportunities Fund, Class IS Shares		1,128,987	12,734,976

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $589,829,545)			838,198,826

RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $3,848,170)	0.030%	3,848,170	3,848,170

TOTAL INVESTMENTS - 100.1% (Cost - $593,677,715)			842,046,996
Liabilities in Excess of Other Assets - (0.1)%			(573,949)

TOTAL NET ASSETS - 100.0%			$841,473,047

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2021 Quarterly Report	1

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,218,975	$12,652,956
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,897,878	64,419,831
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,127,442	17,328,777
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		615,058	7,688,225
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		894,423	10,911,966
ClearBridge Global Infrastructure Income Fund, Class IS Shares		367,003	4,939,856
ClearBridge Small Cap Fund, Class IS Shares		261,310	20,729,718
Martin Currie Emerging Markets Fund, Class IS Shares		1,855,188	32,298,820
QS Global Market Neutral Fund, Class IS Shares		1,905,921	17,706,009	*
QS International Equity Fund, Class IS Shares		1,347,807	24,557,036
QS Strategic Real Return Fund, Class IS Shares		2,527,611	31,620,416
QS U.S. Small Capitalization Equity Fund, Class IS Shares		890,566	14,436,077
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		57,615	12,970,268
ClearBridge Appreciation Fund, Class IS Shares		865,613	27,526,501
ClearBridge International Value Fund, Class IS Shares		1,026,229	11,565,603
ClearBridge Large Cap Growth Fund, Class IS Shares		460,651	33,572,220
ClearBridge Mid Cap Fund, Class IS Shares		232,046	11,488,589
ClearBridge Small Cap Growth Fund, Class IS Shares		153,612	8,762,042
QS Global Dividend Fund, Class IS Shares		3,271,500	46,193,585
QS U.S. Large Cap Equity Fund, Class IS Shares		814,101	18,765,028
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,518,462	19,998,148
Western Asset Core Plus Bond Fund, Class IS Shares		4,029,539	48,555,941
Western Asset High Yield Fund, Class IS Shares		1,463,931	12,121,347
Western Asset Macro Opportunities Fund, Class IS Shares		698,288	7,876,691

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,544,792)			518,685,650

RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $609,678)	0.030%	609,678	609,678

TOTAL INVESTMENTS - 100.1% (Cost - $385,154,470)			519,295,328
Liabilities in Excess of Other Assets - (0.1)%			(298,526)

TOTAL NET ASSETS - 100.0%			$518,996,802

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	QS Asset Allocation Funds 2021 Quarterly Report

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		763,271	$7,922,755
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		943,883	20,982,515
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		480,993	7,392,858
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		895,700	9,360,070
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		375,092	4,688,651
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		611,029	7,454,556
ClearBridge Global Infrastructure Income Fund, Class IS Shares		245,907	3,309,902
ClearBridge Small Cap Fund, Class IS Shares		96,567	7,660,676
Martin Currie Emerging Markets Fund, Class IS Shares		688,016	11,978,359
QS Global Market Neutral Fund, Class IS Shares		1,216,563	11,301,872	*
QS International Equity Fund, Class IS Shares		11,555	210,531
QS Strategic Real Return Fund, Class IS Shares		1,607,326	20,107,650
QS U.S. Small Capitalization Equity Fund, Class IS Shares		524,296	8,498,836
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		26,470	5,958,946
ClearBridge Appreciation Fund, Class IS Shares		637,223	20,263,695
ClearBridge International Value Fund, Class IS Shares		20,894	235,472
ClearBridge Large Cap Growth Fund, Class IS Shares		248,344	18,099,320
ClearBridge Mid Cap Fund, Class IS Shares		118,022	5,843,269
ClearBridge Small Cap Growth Fund, Class IS Shares		92,878	5,297,754
QS Global Dividend Fund, Class IS Shares		2,065,201	29,160,638
QS U.S. Large Cap Equity Fund, Class IS Shares		554,171	12,773,634
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,907,854	38,296,439
Western Asset Core Plus Bond Fund, Class IS Shares		4,512,511	54,375,752
Western Asset High Yield Fund, Class IS Shares		1,266,836	10,489,403
Western Asset Macro Opportunities Fund, Class IS Shares		440,720	4,971,322

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $253,280,604)			326,634,875

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $344,407)	0.030%	344,407	344,407

TOTAL INVESTMENTS - 100.0% (Cost - $253,625,011)			326,979,282
Liabilities in Excess of Other Assets - (0.0)%††			(153,691)

TOTAL NET ASSETS - 100.0%			$326,825,591

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2021 Quarterly Report	3

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		330,803	$3,433,734
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		69,576	1,546,681
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		102,024	1,568,114
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		995,707	10,405,133
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		159,281	1,991,010
ClearBridge Global Infrastructure Income Fund, Class IS Shares		100,690	1,355,283
Martin Currie Emerging Markets Fund, Class IS Shares		94,111	1,638,469
QS Global Market Neutral Fund, Class IS Shares		505,091	4,692,292	*
QS International Equity Fund, Class IS Shares		4,663	84,951
QS Strategic Real Return Fund, Class IS Shares		689,799	8,629,384
QS U.S. Small Capitalization Equity Fund, Class IS Shares		108,196	1,753,864
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		227,796	7,243,928
ClearBridge International Value Fund, Class IS Shares		8,242	92,892
ClearBridge Large Cap Growth Fund, Class IS Shares		57,018	4,155,489
ClearBridge Small Cap Growth Fund, Class IS Shares		25,980	1,481,902
QS Global Dividend Fund, Class IS Shares		686,053	9,687,065
QS U.S. Large Cap Equity Fund, Class IS Shares		222,243	5,122,691
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,096,442	27,610,141
Western Asset Core Plus Bond Fund, Class IS Shares		2,496,666	30,084,825
Western Asset High Yield Fund, Class IS Shares		1,038,532	8,599,043
Western Asset Macro Opportunities Fund, Class IS Shares		170,146	1,919,244

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $109,081,240)			133,096,135

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $321,082)	0.030%	321,082	321,082

TOTAL INVESTMENTS - 100.1% (Cost - $109,402,322)			133,417,217
Liabilities in Excess of Other Assets - (0.1)%			(77,399)

TOTAL NET ASSETS - 100.0%			$133,339,818

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	QS Asset Allocation Funds 2021 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

5

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$838,198,826	—	—	$838,198,826
Short-Term Investments†	3,848,170	—	—	3,848,170

Total Investments	$842,046,996	—	—	$842,046,996

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$518,685,650	—	—	$518,685,650
Short-Term Investments†	609,678	—	—	609,678

Total Investments	$519,295,328	—	—	$519,295,328

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$326,634,875	—	—	$326,634,875
Short-Term Investments†	344,407	—	—	344,407

Total Investments	$326,979,282	—	—	$326,979,282

† See Schedule of Investments for additional detailed categorizations.

6

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$133,096,135	—	—	$133,096,135
Short-Term Investments†	321,082	—	—	321,082

Total Investments	$133,417,217	—	—	$133,417,217

† See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2021. The following transactions were effected in such Underlying Funds for the period ended April 30, 2021.

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$18,582,195	$1,832,352	178,071	—	—	—	$232,352	$233,362	$20,647,909
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	94,042,351	7,374,999	381,532	$8,995,422	468,116	$924,577	—	18,412,819	110,834,747
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	32,076,690	1,705,000	127,334	2,955,595	231,254	459,405	—	5,943,865	36,769,960
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	10,303,299	1,374,440	108,986	—	—	—	54,440	(20,349)	11,657,390
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,756,621	1,105,956	92,471	—	—	—	30,956	(113,482)	7,749,095
ClearBridge Global Infrastructure Income Fund, Class IS Shares	7,571,973	46,070	3,541	—	—	—	46,069	239,487	7,857,530
ClearBridge Small Cap Fund, Class IS Shares	45,092,220	—	—	1,286,948	21,846	388,052	—	6,478,055	50,283,327
Martin Currie Emerging Markets Fund, Class IS Shares	65,986,463	5,034,999	292,053	2,948,575	228,918	1,281,425	—	(1,699,600)	66,373,287
QS Global Market Neutral Fund, Class IS Shares*	22,966,318	4,100,000	463,801	—	—	—	—	1,215,100	28,281,418
QS International Equity Fund, Class IS Shares	74,907,447	—	—	6,848,379	423,815	371,621	—	7,035,395	75,094,463
QS Strategic Real Return Fund, Class IS Shares	46,017,063	1,844,999	154,912	—	—	—	—	3,660,161	51,522,223
QS U.S. Small Capitalization Equity Fund, Class IS Shares	24,925,115	—	—	2,198,900	163,003	366,100	—	3,677,969	26,404,184
ClearBridge Aggressive Growth Fund, Class IS Shares	20,766,127	1,110,000	5,045	197,168	896	7,832	—	1,582,154	23,261,113
ClearBridge Appreciation Fund, Class IS Shares	41,301,079	4,795,000	163,652	466,031	15,906	38,969	—	5,674,898	51,304,946
ClearBridge International Value Fund, Class IS Shares	34,942,066	—	—	5,488,639	552,733	271,361	—	4,748,183	34,201,610
ClearBridge Large Cap Growth Fund, Class IS Shares	43,832,701	8,150,000	118,455	449,418	6,510	25,582	—	4,779,145	56,312,428
ClearBridge Mid Cap Fund, Class IS Shares	33,299,105	1,775,000	39,392	1,722,506	38,227	82,493	—	5,297,808	38,649,407

7

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$5,922,386	—	—	—	—	—	—	$326,465	$6,248,851
QS Global Dividend Fund, Class IS Shares	68,227,779	$1,768,586	131,992	$789,805	58,399	$20,195	$318,586	5,485,185	74,691,745
QS U.S. Large Cap Equity Fund, Class IS Shares	28,210,347	1,790,000	84,795	534,604	25,325	50,396	—	4,191,443	33,657,186
Western Asset Core Plus Bond Fund, Class IS Shares	16,365,118	42,492	3,532	9,930,673	800,485	(20,673)	41,597	(151,321)	6,325,616
Western Asset High Yield Fund, Class IS Shares	19,415,681	98,181	11,928	11,858,010	1,496,665	481,990	96,253	(320,437)	7,335,415
Western Asset Macro Opportunities Fund, Class IS Shares	10,671,457	2,324,999	208,240	—	—	—	—	(261,480)	12,734,976

	$772,181,601	$46,273,073		$56,670,673		$4,749,325	$820,253	$76,414,825	$838,198,826

*	Non-income producing security.

Moderate Growth Fund	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$12,352,671	$154,458	15,011	—	—	—	$154,458	$145,827	$12,652,956
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	53,960,873	5,770,000	298,500	$6,005,855	311,133	$614,146	—	10,694,813	64,419,831
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	14,898,919	1,235,000	92,233	1,599,508	124,240	240,492	—	2,794,366	17,328,777
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	6,945,226	742,562	59,884	—	—	—	32,561	437	7,688,225
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	9,818,761	1,264,985	105,767	—	—	—	44,985	(171,780)	10,911,966
ClearBridge Global Infrastructure Income Fund, Class IS Shares	4,760,333	28,963	2,227	—	—	—	28,963	150,560	4,939,856
ClearBridge Small Cap Fund, Class IS Shares	17,579,437	1,535,000	21,105	1,121,646	15,422	48,354	—	2,736,927	20,729,718
Martin Currie Emerging Markets Fund, Class IS Shares	31,581,184	2,070,000	120,070	738,470	59,268	361,530	—	(613,894)	32,298,820
QS Global Market Neutral Fund, Class IS Shares*	17,536,568	—	—	675,746	64,480	(105,747)	—	845,187	17,706,009
QS International Equity Fund, Class IS Shares	25,769,021	—	—	3,483,781	215,847	196,220	—	2,271,796	24,557,036
QS Strategic Real Return Fund, Class IS Shares	29,345,566	—	—	—	—	—	—	2,274,850	31,620,416
QS U.S. Small Capitalization Equity Fund, Class IS Shares	12,911,464	530,000	35,714	1,031,476	73,363	133,523	—	2,026,089	14,436,077
ClearBridge Aggressive Growth Fund, Class IS Shares	11,100,522	999,999	4,599	—	—	—	—	869,747	12,970,268
ClearBridge Appreciation Fund, Class IS Shares	22,150,746	2,895,000	98,805	563,648	19,237	16,352	—	3,044,403	27,526,501
ClearBridge International Value Fund, Class IS Shares	12,214,149	—	—	2,186,486	227,790	193,513	—	1,537,940	11,565,603
ClearBridge Large Cap Growth Fund, Class IS Shares	26,085,227	4,645,000	67,446	—	—	—	—	2,841,993	33,572,220

8

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Moderate Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Fund, Class IS Shares	$9,549,037	$955,000	21,194	$571,103	12,674	$28,897	—	$1,555,655	$11,488,589
ClearBridge Small Cap Growth Fund, Class IS Shares	7,434,450	865,000	16,090	—	—	—	—	462,592	8,762,042
QS Global Dividend Fund, Class IS Shares	43,527,656	199,089	14,354	914,960	70,656	65,039	$199,089	3,381,800	46,193,585
QS U.S. Large Cap Equity Fund, Class IS Shares	15,339,851	1,620,000	76,741	512,990	24,301	17,011	—	2,318,167	18,765,028
Western Asset Core Bond Fund, Class IS Shares	20,991,292	1,540,522	117,816	2,087,225	151,964	(37,225)	93,368	(446,441)	19,998,148
Western Asset Core Plus Bond Fund, Class IS Shares	50,559,884	3,991,178	334,880	4,879,356	389,338	(59,356)	284,310	(1,115,765)	48,555,941
Western Asset High Yield Fund, Class IS Shares	20,523,429	153,613	18,661	8,452,728	1,060,643	292,272	150,426	(102,967)	12,121,347
Western Asset Macro Opportunities Fund, Class IS Shares	6,850,994	1,165,000	107,175	—	—	—	—	(139,303)	7,876,691

	$483,787,260	$32,360,369		$34,824,978		$2,005,021	$988,160	$37,362,999	$518,685,650

*	Non-income producing security.

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Conservative Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$7,734,729	$96,715	9,399	—	—	—	$96,715	$91,311	$7,922,755
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	17,476,307	2,314,999	119,578	$2,290,727	118,322	$234,274	—	3,481,936	20,982,515
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	6,861,867	—	—	629,941	53,005	155,060	—	1,160,932	7,392,858
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	8,585,920	918,653	87,233	—	—	—	48,653	(144,503)	9,360,070
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	4,542,257	151,896	12,002	—	—	—	21,896	(5,502)	4,688,651
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,859,770	727,410	60,043	—	—	—	32,409	(132,624)	7,454,556
ClearBridge Global Infrastructure Income Fund, Class IS Shares	3,189,615	19,406	1,492	—	—	—	19,406	100,881	3,309,902
ClearBridge Small Cap Fund, Class IS Shares	6,830,552	255,000	3,352	417,438	6,110	47,561	—	992,562	7,660,676
Martin Currie Emerging Markets Fund, Class IS Shares	12,189,905	650,000	37,703	522,370	42,295	262,629	—	(339,176)	11,978,359
QS Global Market Neutral Fund, Class IS Shares*	10,198,171	624,999	70,701	—	—	—	—	478,702	11,301,872
QS International Equity Fund, Class IS Shares	190,426	—	—	—	—	—	—	20,105	210,531
QS Strategic Real Return Fund, Class IS Shares	19,233,875	110,000	9,136	759,000	58,475	(69,000)	—	1,522,775	20,107,650
QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,971,813	—	—	650,063	48,804	124,937	—	1,177,086	8,498,836
ClearBridge Aggressive Growth Fund, Class IS Shares	4,560,162	1,019,999	4,691	—	—	—	—	378,785	5,958,946

9

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Appreciation Fund, Class IS Shares	$15,825,412	$2,945,000	100,516	$728,856	24,876	$21,144	—	$2,222,139	$20,263,695
ClearBridge International Value Fund, Class IS Shares	203,505	—	—	—	—	—	—	31,967	235,472
ClearBridge Large Cap Growth Fund, Class IS Shares	14,562,973	1,990,001	28,824	—	—	—	—	1,546,346	18,099,320
ClearBridge Mid Cap Fund, Class IS Shares	4,721,851	685,000	15,202	347,421	7,710	17,579	—	783,839	5,843,269
ClearBridge Small Cap Growth Fund, Class IS Shares	5,020,978	—	—	—	—	—	—	276,776	5,297,754
QS Global Dividend Fund, Class IS Shares	28,381,603	262,918	19,275	1,569,806	123,921	125,194	$127,918	2,085,923	29,160,638
QS U.S. Large Cap Equity Fund, Class IS Shares	11,021,814	625,000	29,607	479,113	22,696	15,887	—	1,605,933	12,773,634
Western Asset Core Bond Fund, Class IS Shares	37,935,596	2,588,952	197,593	1,325,985	95,626	(35,985)	179,826	(902,124)	38,296,439
Western Asset Core Plus Bond Fund, Class IS Shares	53,638,853	3,958,148	331,262	1,918,920	151,453	(43,922)	320,457	(1,302,329)	54,375,752
Western Asset High Yield Fund, Class IS Shares	16,819,673	132,230	16,063	6,278,008	802,911	341,993	129,472	(184,492)	10,489,403
Western Asset Macro Opportunities Fund, Class IS Shares	4,549,427	530,000	48,190	—	—	—	—	(108,105)	4,971,322

	$309,107,054	$20,606,326		$17,917,648		$1,197,351	$976,752	$14,839,143	$326,634,875

*	Non-income producing security.

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Defensive Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$3,371,955	$41,916	4,073	$20,365	1,921	$ (365)	$41,916	$40,228	$3,433,734
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	1,340,348	—	—	50,670	2,719	9,330	—	257,003	1,546,681
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,358,445	—	—	41,753	3,692	13,247	—	251,422	1,568,114
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	10,526,497	56,760	5,447	9,981	936	19	56,761	(168,143)	10,405,133
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	1,983,222	9,298	750	—	—	—	9,298	(1,510)	1,991,010
ClearBridge Global Infrastructure Income Fund, Class IS Shares	1,306,030	7,946	611	—	—	—	7,946	41,307	1,355,283
Martin Currie Emerging Markets Fund, Class IS Shares	1,656,350	—	—	—	—	—	—	(17,881)	1,638,469
QS Global Market Neutral Fund, Class IS Shares*	4,805,965	—	—	365,724	34,905	(50,724)	—	252,051	4,692,292
QS International Equity Fund, Class IS Shares	76,839	—	—	—	—	—	—	8,112	84,951
QS Strategic Real Return Fund, Class IS Shares	8,250,198	—	—	270,147	20,812	(20,147)	—	649,333	8,629,384
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,720,592	—	—	208,939	15,499	41,061	—	242,211	1,753,864

10

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Defensive Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Appreciation Fund, Class IS Shares	$6,419,305	—	—	—	—	—	—	$824,623	$7,243,928
ClearBridge International Value Fund, Class IS Shares	80,281	—	—	—	—	—	—	12,611	92,892
ClearBridge Large Cap Growth Fund, Class IS Shares	3,782,590	—	—	—	—	—	—	372,899	4,155,489
ClearBridge Small Cap Growth Fund, Class IS Shares	1,404,481	—	—	—	—	—	—	77,421	1,481,902
QS Global Dividend Fund, Class IS Shares	9,652,275	$42,045	3,032	$675,255	54,920	$89,745	$42,046	668,000	9,687,065
QS U.S. Large Cap Equity Fund, Class IS Shares	4,543,128	—	—	57,751	3,334	17,249	—	637,314	5,122,691
Western Asset Core Bond Fund, Class IS Shares	28,408,590	137,806	10,471	212,518	15,256	(7,519)	134,832	(723,737)	27,610,141
Western Asset Core Plus Bond Fund, Class IS Shares	30,874,493	189,170	15,734	164,020	12,969	(4,021)	184,914	(814,818)	30,084,825
Western Asset High Yield Fund, Class IS Shares	9,009,525	106,209	12,902	590,918	74,434	24,081	103,948	74,227	8,599,043
Western Asset Macro Opportunities Fund, Class IS Shares	1,971,989	—	—	—	—	—	—	(52,745)	1,919,244

	$132,543,098	$591,150		$2,668,041		$111,956	$581,661	$2,629,928	$133,096,135

*	Non-income producing security.

11